Statements of Comprehensive Income (Parenthetical) - Computer Sciences GS Business - USD ($) $ in Thousands	12 Months Ended
	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Prior service credit, tax expense	$ 2,161	$ 0	$ 0
Amortization of prior service (credit) cost, tax benefit	881	0	1
Amortization of transition asset, tax benefit	0	0	1
Foreign currency translation adjustment, tax expense	$ 0	$ (398)	$ (16)